Victory Floating Rate Fund Expense Example, No Redemption - Class A Class C Class R Class Y [Member] - Victory Floating Rate Fund - Class C	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 186
Expense Example, No Redemption, 3 Years	617
Expense Example, No Redemption, 5 Years	1,075
Expense Example, No Redemption, 10 Years	$ 2,142